Debt (Details) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended							3 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 20, 2013	Mar. 31, 2013	May 25, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Olympic [Member]	Dec. 31, 2012 Olympic [Member]	May 25, 2011 Canadian Lender [Member]	Mar. 31, 2013 9½% Senior Notes [Member]	Dec. 31, 2012 9½% Senior Notes [Member]	Mar. 31, 2013 9.75% Senior Notes [Member]	Dec. 31, 2012 9.75% Senior Notes [Member]	Dec. 31, 2011 9.75% Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] 9½% Senior Notes [Member]	Mar. 20, 2013 Senior Notes [Member] 9½% Senior Notes [Member]	Mar. 20, 2013 Senior Notes [Member] 9.75% Senior Notes [Member]	Jul. 02, 2011 Senior Notes [Member] 9.75% Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member]	Mar. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2010 Senior Notes [Member] 9.75% Senior Notes [Member]	Feb. 14, 2007 Senior Notes [Member] 9.75% Senior Notes [Member]	Mar. 31, 2013 Notes Payable, Other Payables [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member]	Mar. 31, 2013 Debt Instrument, Redemption, Period One [Member] Senior Notes [Member] 9½% Senior Notes [Member]	Mar. 31, 2013 Debt Instrument, Redemption, Period Two [Member] Senior Notes [Member] 9½% Senior Notes [Member]	Dec. 31, 2012 Debt Instrument, Redemption, Period Two [Member] Senior Notes [Member] 9½% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes		$ 250,000,000		$ 250,000,000		$ 275,000,000	$ 275,000,000					$ 250,000,000	$ 0	$ 0	$ 275,000,000	$ 275,000,000
9.75% Senior Unsecured Notes
Credit Facility		0		0		0	0
Notes payable to former executive		12,000		12,000		29,000	95,000
Debt		250,012,000		250,012,000		275,029,000	275,095,000
Loss on early extinguishment of debt				1,504,000	0	0	7,912,000	0													1,500,000	7,900,000
Accrued interest payable																						10,100,000	10,100,000
Call premium																													35.00%
Senior Notes																		250,000,000	275,000,000				275,000,000			400,000,000
Debt Instrument, Redemption Price, Percentage																			100.00%	104.875%									109.50%	101.00%	101.00%
Repayments of Senior Debt, Cash on Hand	29,800,000
Interest rate of senior notes																	9.50%	9.50%			9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Debt Instrument, Repurchase Amount																				125,000,000
Credit Facility
Maximum borrowing capacity			30,000,000								5,000,000
Expiration date of credit facility		May 25, 2016	Nov. 15, 2013
Percent of present and future assets and equity used as guarantee									65.00%	65.00%
Line of Credit Facility, Commitment Fee Percentage						0.50%
Notes Payable to Former Executive
Monthly payment of non-interest bearing note																											6,000	6,000
Aggregate Maturities
Aggregate maturites of debt, 2013						29,000
Aggregate maturites of debt, 2014						275,000,000
Interest				$ 18,253,000	$ 13,475,000	$ 27,099,000	$ 37,981,000	$ 39,440,000											$ 4,800,000
Debt Instrument, Covenant Requirements Not Met, Interest Rate Increase, Period One																	0.25
Debt Instrument, Covenant Requirements Not Met, Interest Rate Increase, Period Two																	0.25
Debt Instrument, Interest Rate Increase																	1.0
Debt Instrument, Covenant Requirements Not Met, Period of Interest Rate Increase, Period One																	90 days
Debt Instrument, Covenant Requirements Not Met, Period of Interest Rate Increase, Period Two																	90 days